STATEMENTS OF COMPREHENSIVE INCOME (LOSS)(Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Other comprehensive income (loss), tax	$ 0	$ 0	$ 0